Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B		Subscription Receivables	Additional Paid-in Capital	Retained Earnings	Total Shareholders’ Equity	Non- Controlling Interest	Total
Balance at Mar. 31, 2024		$ 100	[1]		[1]			$ 1,256,804	$ 1,256,904		$ 1,256,904
Balance (in Shares) at Mar. 31, 2024	[1]	10,000,000
Net income (loss)			[1]		[1]			442,832	442,832		442,832
Dividends			[1]		[1]			(769,231)	(769,231)		(769,231)
Contribution from a non-controlling shareholder of a subsidiary			[1]		[1]					6	6
Balance at Sep. 30, 2024		$ 100	[1]		[1]			903,405	930,505	6	930,511
Balance (in Shares) at Sep. 30, 2024	[1]	10,000,000
Balance at Mar. 31, 2025		$ 178	[1]	$ 50	[1]	(128)		2,106,770	2,106,870	6	2,106,876
Balance (in Shares) at Mar. 31, 2025	[1]	17,750,000		5,000,000
Net income (loss)			[1]		[1]			(1,457,886)	(1,457,886)	(23,432)	(1,481,318)
Contribution from a non-controlling shareholder of a subsidiary			[1]		[1]					314,101	314,101
Issuance of ordinary shares through public offering, net		$ 21	[1]		[1]		8,621,118		8,621,139		8,621,139
Issuance of ordinary shares through public offering, net (in Shares)	[1]	2,156,250
Balance at Sep. 30, 2025		$ 199	[1]	$ 50	[1]	$ (128)	$ 8,621,118	$ 648,884	$ 9,270,123	$ 290,675	$ 9,560,798
Balance (in Shares) at Sep. 30, 2025	[1]	19,906,250		5,000,000

[1]	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation